Document and Entity Information	Nov. 05, 2020
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2020
Entity Registrant Name	FLOWSERVE CORP
Entity Incorporation, State or Country Code	NY
Entity File Number	001-13179
Entity Tax Identification Number	31-0267900
Entity Address, Address Line One	5215 N. O’Connor Blvd.
Entity Address, Address Line Two	Suite 2300
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75039
City Area Code	972
Local Phone Number	443-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000030625
Former Address [Member]
Entity Listings [Line Items]
Entity Address, Address Line One	N/A
Common Stock, $1.25 Par Value [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $1.25 Par Value
Trading Symbol	FLS
Security Exchange Name	NYSE
1.25% Senior Notes due 2022 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.25% Senior Notes due 2022
Trading Symbol	FLS22A
Security Exchange Name	NYSE